Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss for the year	$ (38,246)	$ (127,210)
Adjustments for:
Stock-based compensation	46,990	111,580
Interest on loans and leases	17,728	344
Depreciation and depletion	7,547	102
Reversal of present value of assets retirement obligation	414
Labor contingencies		388
Amortization of transaction costs	1,059
Foreign exchange gain, net	(12,325)	(6,879)
Income tax and social contribution - current and deferred	6,719
Loss on agreement termination		1,048
Settlement of agreement termination		(5,055)
Interest on loans with related parties	(555)
Fair value of founder's royalty options		4,892
Social projects provision	1,308
Realized foreign exchange loss (gain) on notes payable		41
Other	368
Adjusted income (loss) for the period	31,007	(20,749)
(Increase) Decrease in operating assets
Trade accounts receivable	(30,436)
Prepaid expenses and other assets	(10,784)	(12,412)
Inventories	(18,567)
Advance to suppliers	(5,141)
Accounts receivable from related parties	5,902
Recoverable VAT and other taxes, net	(17,271)
Increase (decrease) in operating liabilities
Suppliers	14,851	24,683
Prepayment from customer for by-products	1,757
Taxes payables	3,966
Payroll and related charges	1,960	3,035
Founder's royalty option	(5,372)
Other liabilities	121
Income taxes paid	(2,310)
Interest payment on loans	(475)
Net cash used in operating activities	(30,792)	(5,443)
Investing activities
Purchase of property, plant and equipment	(45,782)	(113,556)
Addition to deferred exploration and evaluation expenditure	(23,478)	(14,092)
Loans to related parties for land acquisition and geology expenditures	(12,957)	(4,881)
Net cash used in investing activities	(82,217)	(132,529)
Financing activities
Proceeds from warrants exercised		2,345
Proceeds from stock options exercised	22	89
Proceeds from loans	92,562	78,367
Payment of lease liabilities	(1,423)	(688)
Repayment of loan	(13,336)	(326)
Net cash provided by financing activities	77,825	79,787
Effect of exchange rate changes on cash held in foreign currency	3,233	234
Decrease in cash and cash equivalents in the year	(31,951)	(57,951)
Cash and cash equivalents, beginning of year	96,354	154,305
Cash and cash equivalents, end of year	$ 64,403	$ 96,354